Consolidated Statements of Cash Flows - 10-K - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (11,033)	$ (948)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	3	2
Amortization of debt discounts and issuance costs	2,104	45
Amortization of right-of-use assets	39	35
Stock-based compensation expense	352	0
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(836)	(7)
Accounts payable	4,860	77
Accrued expenses	1,106	590
Operating lease liabilities	(43)	(35)
Cash used in operating activities	(3,430)	(241)
Investing activities:
Purchase of property and equipment	(8)	0
Cash used in investing activities	(8)	0
Financing activities:
Advances from employees	190	35
Repayment of advances from employees	(195)	(30)
Proceeds from issuance of convertible promissory note	0	125
Proceeds from issuance of non-convertible promissory note	0	125
Proceeds from issuance of bridge promissory note	12,250	0
Payment of debt issuance costs	(150)	0
Payment of deferred stock issuance costs	(517)	0
Proceeds from issuance of common stock	1,250	0
Cash provided by financing activities	6,917	255
Net increase in cash and cash equivalents	3,479	14
Cash and cash equivalents at beginning of period	9	90	$ 90
Cash and cash equivalents at end of period	3,488	104	9	$ 90
Non-cash investing and financing activities:
Recognition of debt discount and additional paid-in-capital for issuance of warrants in connection with the issuance of promissory notes	532	90
Private GRI
Operating activities:
Net loss			(3,217)	(1,559)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense			3	3
Amortization of debt discounts and issuance costs			217	150
Amortization of right-of-use assets			47	46
Stock-based compensation expense			25	0
Change in operating assets and liabilities:
Prepaid expenses and other current assets			(35)	(1)
Accounts payable			897	54
Accrued expenses			696	551
Operating lease liabilities			(43)	(41)
Cash used in operating activities			(1,085)	(847)
Investing activities:
Purchase of property and equipment			(3)	0
Cash used in investing activities			(3)	0
Financing activities:
Advances from employees			35	0
Repayment of advances from employees			(30)	0
Proceeds from issuance of convertible promissory note			125	500
Repayment of advances under convertible promissory note			(125)	0
Proceeds from issuance of non-convertible promissory note			125	0
Repayment of non-convertible promissory note			(125)	0
Proceeds from issuance of bridge promissory note			1,250	0
Payment of debt issuance costs			(111)	0
Payment of deferred stock issuance costs			(13)	0
Redemption of redeemable common stock			(124)	0
Proceeds from issuance of common stock			0	100
Cash provided by financing activities			1,007	600
Net increase in cash and cash equivalents			(81)	(247)
Cash and cash equivalents at beginning of period	$ 9	$ 90	90	337
Cash and cash equivalents at end of period			9	90
Supplemental disclosure of cash flow information:
Cash paid for interest			33	0
Non-cash investing and financing activities:
Recognition of operating lease right-of-use asset and liability			0	145
Non-contingent beneficial conversion feature on an advance under a convertible promissory note.			60	150
De-recognition of PPP loan balance			0	50
Restricted stock awards issued in satisfaction of accrued compensation.			417	1,406
Recognition of debt discount and additional paid-in-capital for issuance of warrants in connection with the issuance of promissory notes			601	0
Conversion of promissory note			5,337	0
Debt and deferred stock issuance costs included in accounts payable			340	0
Private GRI | Paycheck Protection Program loan
Adjustments to reconcile net loss to cash used in operating activities:
Gain (loss) on extinguishment of loan/notes			0	(50)
Private GRI | Convertible promissory notes
Adjustments to reconcile net loss to cash used in operating activities:
Gain (loss) on extinguishment of loan/notes			$ 325	$ 0